Long Term Debt - Principal Payments (Details) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Long-term Debt, by Maturity [Abstract]
June 30, 2012	$ 431,712
June 30, 2013	352,068
June 30, 2014	645,719
June 30, 2015	943,476
June 30, 2016 and thereafter	1,431,876
Total principal payments	3,804,851
Less: Financing fees	(216,779)	(215,956)
Loan Facilities	$ 3,588,072	$ 2,719,692